Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Treasury bills and other eligible bills	€ 391	€ 512	€ 363
Deposits from banks/Loans and advances to banks	(3,403)	(2,492)	(1,442)
Cash and balances with central banks	21,989	18,144	21,458
Cash and cash equivalents classified as Assets held for sale	0	0	0
Cash and cash equivalents at end of year	18,977	16,164	20,379	€ 17,113
Treasury bills and other eligible bills included in cash and cash equivalents
Treasury bills and other eligible bills included in trading assets	5	126	228
Treasury bills and other eligible bills included in available-for-sale investments	386	386	135
Total treasury bills and other eligible bills included in cash and cash equivalents	391	512	363
Deposits from banks/Loans and advances to banks included in cash and cash equivalents:
Deposits from banks	(8,563)	(9,809)	(10,312)
Loans and advances to banks	5,160	7,317	8,870
Total deposits from banks/Loans and advances to banks included in cash and cash equivalents	(3,403)	(2,492)	(1,442)
Deposits from banks/Loans and advances to banks not included in cash and cash equivalents:
Deposits from banks	(28,258)	(22,155)	(23,501)
Loans and advances to banks	23,651	21,541	21,118
Total deposits from banks/Loans and advances to banks not not included in cash and cash equivalents	(4,607)	(614)	(2,383)
Deposits from banks/Loans and advances to banks included in the statement of financial position:
Deposits from banks	(36,821)	(31,964)	(33,813)
Loans and advances to banks	28,811	28,858	29,988
Total deposits from banks/Loans and advances to banks included in the statement of financial position	€ (8,010)	€ (3,106)	€ (3,825)